Operating Leases (Tables)	12 Months Ended
Dec. 31, 2025
Operating Leases [Abstract]
Schedule of Bank Loan Interest Rate as the Discount Rate and Operating Lease Right-Of-Use Asset and the Operating Lease Liabilities	The Company uses the bank loan interest rate as the discount rate.
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023
Lease Cost
Operating lease cost (included in general and administration in the Company’s consolidated statement of operations)	$156,492	$103,221	$99,306

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the years ended December 31, 2025, 2024 and 2023	$158,381	$111,142	$95,303
Weighted average remaining lease term – operating leases (in years)	1.33	2.02	2.86
Weighted average discount rate – operating leases	5.33%	5.28%	5.29%

After the adoption of ASC842, the operating lease right-of-use asset and the operating lease liabilities as of December 31, 2025, 2024 and 2023 are as below:

	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
Right-of-Use assets	$190,302	$158,091	$243,439
Total operating lease assets	$190,302	$158,091	$243,439

Short-term operating lease liabilities	$150,995	$85,915	$100,150
Long-term operating lease liabilities	44,996	79,784	158,758
Total operating lease liabilities	$195,991	$165,699	$258,908

Schedule of Maturities of the Operating Entity’s Lease Liabilities

Maturities of the Operating Entity’s lease liabilities are as follows:

Operating Leases
Years ending December 31,
2026	$157,060
2027	45,495
2028	-
2029	-
2030	-
Total lease payments	202,555
Less: Imputed interest/present value discount	6,564
Present value of lease liabilities	$195,991